Quarterly Holdings Report
for
Fidelity® Climate Action Fund
August 31, 2022
CLA-NPRT1-1022
1.9901892.101
Common Stocks - 97.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 0.8%
Cellnex Telecom SA (a)	3,991	155,420
Interactive Media & Services - 3.0%
Alphabet, Inc. Class A (b)	5,640	610,361
TOTAL COMMUNICATION SERVICES		765,781
CONSUMER DISCRETIONARY - 10.7%
Automobiles - 3.0%
Tesla, Inc. (b)	1,149	316,676
Toyota Motor Corp.	13,234	198,048
XPeng, Inc. ADR (b)	4,565	84,544
		599,268
Hotels, Restaurants & Leisure - 1.5%
Compass Group PLC	8,893	191,298
Hilton Worldwide Holdings, Inc.	915	116,534
		307,832
Household Durables - 1.3%
Sony Group Corp.	3,370	267,926
Internet & Direct Marketing Retail - 0.5%
Etsy, Inc. (b)	763	80,580
thredUP, Inc. (b)	8,032	19,357
		99,937
Specialty Retail - 1.9%
The Home Depot, Inc.	1,299	374,658
Textiles, Apparel & Luxury Goods - 2.5%
Kering SA	278	139,487
NIKE, Inc. Class B	3,090	328,931
On Holding AG	1,478	29,545
		497,963
TOTAL CONSUMER DISCRETIONARY		2,147,584
CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 0.8%
Kesko Oyj	7,484	157,792
Household Products - 1.7%
Colgate-Palmolive Co.	4,296	335,990
Personal Products - 1.6%
L'Oreal SA	929	319,060
TOTAL CONSUMER STAPLES		812,842
ENERGY - 0.8%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	6,436	162,573
FINANCIALS - 13.8%
Banks - 2.8%
Amalgamated Financial Corp.	9,763	219,668
KBC Group NV	1,585	75,593
The Toronto-Dominion Bank	3,938	253,338
		548,599
Capital Markets - 7.9%
Intercontinental Exchange, Inc.	3,143	316,972
Moody's Corp.	559	159,047
Morgan Stanley	3,708	315,996
Morningstar, Inc.	976	222,518
MSCI, Inc.	638	286,615
S&P Global, Inc.	826	290,901
		1,592,049
Consumer Finance - 1.7%
American Express Co.	2,244	341,088
Insurance - 1.4%
Marsh & McLennan Companies, Inc.	1,741	280,945
TOTAL FINANCIALS		2,762,681
HEALTH CARE - 10.1%
Health Care Equipment & Supplies - 0.7%
STERIS PLC	734	147,813
Health Care Providers & Services - 2.3%
Elevance Health, Inc.	964	467,646
Life Sciences Tools & Services - 5.6%
Agilent Technologies, Inc.	2,859	366,667
Avantor, Inc. (b)	1,854	46,183
Danaher Corp.	1,504	405,945
Mettler-Toledo International, Inc. (b)	156	189,144
Thermo Fisher Scientific, Inc.	216	117,789
		1,125,728
Pharmaceuticals - 1.5%
Sanofi SA	3,601	294,381
TOTAL HEALTH CARE		2,035,568
INDUSTRIALS - 18.5%
Aerospace & Defense - 1.5%
BWX Technologies, Inc.	1,791	93,365
Hexcel Corp.	3,670	215,319
		308,684
Building Products - 2.6%
Daikin Industries Ltd.	809	141,225
Nibe Industrier AB (B Shares)	10,949	102,968
Trane Technologies PLC	1,755	270,393
		514,586
Commercial Services & Supplies - 1.2%
Aker Carbon Capture A/S (b)	34,733	75,073
Smart Metering Systems PLC	6,187	65,334
Tetra Tech, Inc.	737	100,092
		240,499
Construction & Engineering - 2.4%
AECOM	2,700	197,505
Quanta Services, Inc.	1,991	281,328
		478,833
Electrical Equipment - 6.6%
Acuity Brands, Inc.	1,474	241,633
Ceres Power Holdings PLC (b)	9,159	69,075
ChargePoint Holdings, Inc. Class A (b)	2,610	42,465
Eaton Corp. PLC	1,266	172,986
Fluence Energy, Inc.	3,700	73,815
Heliogen, Inc. (b)	6,723	16,135
NuScale Power Corp. (b)	3,100	42,532
Plug Power, Inc. (b)	2,198	61,632
Schneider Electric SA	2,121	252,097
Shoals Technologies Group, Inc. (b)	1,422	37,498
Sunrun, Inc. (b)	3,024	99,883
Vestas Wind Systems A/S	8,678	217,133
		1,326,884
Machinery - 1.9%
Deere & Co.	799	291,835
Westinghouse Air Brake Tech Co.	1,083	94,925
		386,760
Professional Services - 2.3%
KBR, Inc.	6,166	297,818
Verisk Analytics, Inc.	858	160,583
		458,401
TOTAL INDUSTRIALS		3,714,647
INFORMATION TECHNOLOGY - 26.0%
Electronic Equipment & Components - 1.2%
Teledyne Technologies, Inc. (b)	646	237,961
IT Services - 6.4%
Accenture PLC Class A	1,403	404,709
Amadeus IT Holding SA Class A (b)	3,891	205,403
IBM Corp.	1,625	208,731
MasterCard, Inc. Class A	1,411	457,686
		1,276,529
Semiconductors & Semiconductor Equipment - 9.3%
AEHR Test Systems (b)	2,353	34,213
Aixtron AG	5,859	137,661
Allegro MicroSystems LLC (b)	4,185	97,594
Analog Devices, Inc.	1,137	172,290
Enphase Energy, Inc. (b)	1,287	368,648
NVIDIA Corp.	1,673	252,523
onsemi (b)	3,546	243,858
REC Silicon ASA (b)	24,863	51,563
SolarEdge Technologies, Inc. (b)	1,121	309,362
STMicroelectronics NV (NY Shares) unit	3,465	120,929
Wolfspeed, Inc. (b)	726	82,379
		1,871,020
Software - 9.1%
Aspen Technology, Inc. (b)	1,207	254,194
Autodesk, Inc. (b)	1,551	312,899
Microsoft Corp.	4,172	1,090,851
Salesforce.com, Inc. (b)	394	61,511
Volue A/S (b)	35,597	112,832
		1,832,287
TOTAL INFORMATION TECHNOLOGY		5,217,797
MATERIALS - 2.6%
Chemicals - 2.0%
Koninklijke DSM NV	2,059	262,555
Sika AG	569	128,022
		390,577
Metals & Mining - 0.6%
Lynas Rare Earths Ltd. (b)	13,712	81,916
MP Materials Corp. (b)	1,197	41,883
		123,799
TOTAL MATERIALS		514,376
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Prologis (REIT), Inc.	2,979	370,915
Weyerhaeuser Co.	5,480	187,197
		558,112
UTILITIES - 4.1%
Electric Utilities - 2.8%
ELIA GROUP SA/NV	1,609	234,298
ORSTED A/S (a)	1,647	160,751
Verbund AG	1,646	157,723
		552,772
Independent Power and Renewable Electricity Producers - 1.3%
Brookfield Renewable Corp.	5,442	208,918
Energix-Renewable Energies Ltd.	7,011	32,137
Enlight Renewable Energy Ltd. (b)	12,484	30,587
		271,642
TOTAL UTILITIES		824,414
TOTAL COMMON STOCKS (Cost $22,341,292)		19,516,375

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
CelLink Corp. Series D (c)(d) (Cost $8,330)	400	7,424

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (e) (Cost $558,728)	558,616	558,728

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $22,908,350)	20,082,527
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(12,845)
NET ASSETS - 100.0%	20,069,682

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $316,171 or 1.6% of net assets.

(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,424 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CelLink Corp. Series D	1/20/22	8,330

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	409,555	1,166,655	1,017,482	1,833	-	-	558,728	0.0%
Total	409,555	1,166,655	1,017,482	1,833	-	-	558,728

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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